Trade and other receivables - Carrying amounts of trade receivables denominated in different currencies (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Trade receivables	$ 799	$ 801
Gross
Cash and cash equivalents
Trade receivables	877	883
Pound sterling | Gross
Cash and cash equivalents
Trade receivables	79	71
Euro | Gross
Cash and cash equivalents
Trade receivables	167	200
US dollar | Gross
Cash and cash equivalents
Trade receivables	380	378
Other currencies | Gross
Cash and cash equivalents
Trade receivables	$ 251	$ 234